Note 04 - Management Report - Corporate Divisions - Investment Bank (Detail) - Investment Bank [Member]		12 Months Ended
		Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Net revenues [Abstract]
FIC Sales & Trading		€ 5,534,000,000	€ 5,646,000,000	€ 6,679,000,000
Equity Origination		123,000,000	184,000,000	178,000,000
Debt Origination		1,117,000,000	1,145,000,000	1,407,000,000
Advisory		366,000,000	456,000,000	477,000,000
Origination and Advisory		1,606,000,000	1,784,000,000	2,061,000,000
Other		(179,000,000)	37,000,000	(438,000,000)
Total net revenues		6,961,000,000	7,467,000,000	8,303,000,000
Provision for credit losses		109,000,000	70,000,000	51,000,000
Noninterest expenses [Abstract]
Compensation and benefits		2,468,000,000	2,666,000,000	2,866,000,000
General and administrative expenses		3,763,000,000	3,650,000,000	3,821,000,000
Impairment of goodwill and other intangible assets		0	0	0
Restructuring activities		169,000,000	200,000,000	40,000,000
Total noninterest expenses		6,401,000,000	6,517,000,000	6,727,000,000
Noncontrolling interests		20,000,000	24,000,000	26,000,000
Profit (loss) before income taxes		€ 433,000,000	€ 856,000,000	€ 1,498,000,000
Cost/income ratio		91.90%	87.30%	81.00%
Total assets	[1]	€ 502,821,000,000	€ 458,191,000,000	€ 471,539,000,000
Loans (gross of allowances for loan losses)		€ 75,000,000	€ 65,000,000	€ 53,000,000
Employees (full-time equivalent)		10,095	9,960	10,674

[1]	Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.